Vista Capital Investments convertible notes payable (Details) (USD $)	Dec. 19, 2013	Sep. 05, 2013
Vista Capital Investments convertible notes payable
Company borrowed from Vista Capital Investments pursuant to an unsecured convertible promissory note	$ 25,000	$ 25,000
The terms of the note provided for a once-off interest charge in percent	12.00%	12.00%
The terms of the note provided for a once-off interest charge in amount	3,300	3,300
The note has an original issue discount of the amount advanced in percent	10.00%	10.00%
The note has an original issue discount of the amount advanced in amount	2,500	2,500
On March 12, 2014, the funds borrowed on September 5, 2013 were converted into 366,667 Common shares of the Company	366,667
On March 17, 2014, the funds borrowed on December 19, 2013 were converted into 354,023 common shares of the Company.		354,023
Vista may make further advances under the promissory note up to an amount		250,000
Original issue discount of 10% equal to an amount		25,000
Net amount of further advances made by Vista		225,000
Borrowed under unsecured promissory note	$ 250,000	$ 250,000